Goodwill and Intangible Assets - Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014		$ 5,127
2015	2,967	2,967
2016	2,938	2,938
2017	2,850	2,850
2018	2,850	2,850
Thereafter	21,459	21,459
Intangible assets, net	35,655	38,191
2014 (next 9 months)	$ 2,591